Condensed Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (2,541)	$ (4,026)	$ (27,863)	$ (8)
Unrealized (loss) gain on post retirement benefit plan assets and liabilities	(34)	23	(90)	40
Comprehensive (loss) income	(2,575)	(4,003)	(27,953)	32
Less: Comprehensive income attributable to noncontrolling interests	190	249	533	249
Comprehensive loss attributable to Partnership	$ (2,765)	$ (4,252)	$ (28,486)	$ (217)